PGOF-P6 07/24

Summary Prospectus Supplement	July 8, 2024

George Putnam Balanced Fund

Putnam BDC Income ETF

Putnam BioRevolutionTM ETF

Putnam Convertible Securities Fund

Putnam Core Equity Fund

Putnam Emerging Markets Equity Fund

Putnam Emerging Markets Ex-China ETF

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam Global Health Care Fund

Putnam Global Technology Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Research Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Sustainable Future ETF

Putnam Sustainable Future Fund

Putnam Sustainable Leaders ETF

Putnam Sustainable Leaders Fund

Putnam VT Core Equity Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Health Care Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

Effective July 15, 2024 (the “Effective Date”), Franklin Advisers, Inc. (“Franklin Advisers”) will be retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the above-listed Putnam funds (each, a “fund” and together, the “funds”) pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Also as of the Effective Date, fixed income investment personnel of Putnam Management will become employees of Franklin Advisers, continuing their integration with the broader fixed income investment teams of Franklin Advisers that they have been part of since the closing of Franklin Resources’ acquisition of Putnam Management on January 1, 2024. The retention of Franklin Advisers as sub-adviser to the funds is intended to allow those fixed income personnel, as employees of Franklin Advisers, to continue to provide certain advisory and related services that they had historically provided to the funds.

Putnam Management will continue to serve as each fund’s investment adviser, and Putnam Investments Limited and The Putnam Advisory Company, LLC will continue to serve as sub-advisers to the applicable funds, as disclosed in each fund’s current prospectus.

In connection with the foregoing, the following changes are made in each fund’s summary prospectus as of the Effective Date:

•	In the section Your fund’s management – Sub-advisor or Sub-advisors, as applicable, Franklin Advisers, Inc. is added to the list of sub-advisors.

Shareholders should retain this Supplement for future reference.